Document and Entity information	6 Months Ended
Jun. 30, 2024
Document and Entity Information [Abstract]
Entity Registrant Name	Deutsche Bank Aktiengesellschaft
Entity Address Street	Taunusanlage 12
Entity Address City	Frankfurt am Main
Entity Address Postal Code	60325
Entity Address Country	DE
Entity File Number	1-15242
Entity Central Index Key	0001159508
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Amendment Flag	false